Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 289,083	$ 290,311
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 289,083	$ 290,311